Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	SCT Total for CEO Traub (a)	SCT Total for CEO Ratigan (a)	SCT Total for CEO Peterman (a)	SCT Total for CEO Porcelain (a)	CAP to CEO Traub (a)(b)(c)	CAP to CEO Ratigan (a)(b)(c)	CAP to CEO Peterman (a)(b)(c)	CAP to CEO Porcelain (a)(b)(c)	Average SCT Total for Non- CEO NEOs	Average CAP to Non-CEO NEOs (b)(c)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return	Net Income ($mm)
2025	$3,753,789.00	$3,929,785	n/a	n/a	$3,483,712	$1,454,477	n/a	n/a	$2,137,442	$1,600,838	$19.00	$(155)
2024	n/a	$678,166	$4,528,081	n/a	n/a	$730,310	$(844,512)	n/a	$1,103,510	$501,973	$28.37	$(100)
2023	n/a	n/a	$5,018,836	$3,786,190	n/a	n/a	$4,431,786	$4,262,568	$1,096,183	$1,022,529	$88.96	$(27)

Named Executive Officers, Footnote	Each executive that has served the Company as CEO during the last three fiscal years is displayed individually in the table above. Ken Traub has served as our CEO since January 13, 2025, following John Ratigan who served as our CEO from March 13, 2024 to January 12, 2025, following Ken Peterman who served as our CEO from August 10, 2022 to March 12, 2024, preceded by Michael Porcelain, who served as CEO from December 31, 2021 to August 9, 2022. Non-CEO NEOs for each year include:
–FY2025: Michael Bondi, Jeffery Robertson
–FY2024: Michael Bondi, Maria Hedden, Don Walther, Jeffery Robertson
–FY2023: Michael Bondi, Maria Hedden, Don Walther, Nancy Stallone

Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the SCT by year to calculate Compensation Actually Paid CAP include:

CAP Reconciliation for Mr. Traub	FY2025	FY2024	FY2023
Summary Compensation Table (SCT) Total for Mr. Traub	$3,753,789	n/a	n/a
- Grant date values in SCT	$(1,422,953)	n/a	n/a
+ Year-end fair value of unvested awards granted in the current year	$1,152,876	n/a	n/a
± Change in fair value of unvested awards granted in prior years	n/a	n/a	n/a
+ Fair values at vest date for awards granted and vested in current year	n/a	n/a	n/a
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	n/a
± Forfeitures during current year equal to prior year-end fair value	n/a	n/a	n/a
Compensation Actually Paid for Mr. Traub	$3,483,712	n/a	n/a

CAP Reconciliation for Mr. Ratigan	FY2025	FY2024	FY2023
Summary Compensation Table (SCT) Total for Mr. Ratigan	$3,929,785	$678,166	n/a
- Grant date values in SCT	$(2,745,444)	$(252,500)	n/a
+ Year-end fair value of unvested awards granted in the current year	$355,222	$252,143	n/a
± Change in fair value of unvested awards granted in prior years	$(55,514)	n/a	n/a
+ Fair values at vest date for awards granted and vested in current year	n/a	$52,501	n/a
± Change in fair value of prior-year equity awards vested in current year	$(29,572)	n/a	n/a
± Forfeitures during current year equal to prior year-end fair value	n/a	n/a	n/a
Compensation Actually Paid for Mr. Ratigan	$1,454,477	$730,310	n/a

CAP Reconciliation for Mr. Peterman	FY2025	FY2024	FY2023
Summary Compensation Table (SCT) Total for Mr. Peterman	n/a	$4,528,081	$5,018,836
- Grant date values in SCT	n/a	$(3,964,874)	$(3,307,270)
+ Year-end fair value of unvested awards granted in the current year	n/a	n/a	$1,407,719
± Change in fair value of unvested awards granted in prior years	n/a	n/a	n/a
+ Fair values at vest date for awards granted and vested in current year	n/a	n/a	$1,312,501
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	n/a
± Forfeitures during current year equal to prior year-end fair value	n/a	$(1,407,719)	n/a
Compensation Actually Paid for Mr. Peterman	n/a	$(844,512)	$4,431,786

CAP Reconciliation for Mr. Porcelain	FY2025	FY2024	FY2023
Summary Compensation Table (SCT) Total for Mr. Porcelain	n/a	n/a	$3,786,190
- Grant date values in SCT	n/a	n/a	n/a
+ Year-end fair value of unvested awards granted in the current year	n/a	n/a	n/a
± Change in fair value of unvested awards granted in prior years	n/a	n/a	n/a
+ Fair values at vest date for awards granted and vested in current year	n/a	n/a	n/a
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	$476,378
± Forfeitures during current year equal to prior year-end fair value	n/a	n/a	n/a
Compensation Actually Paid for Mr. Porcelain	n/a	n/a	$4,262,568

Non-PEO NEO Average Total Compensation Amount	$ 2,137,442	$ 1,103,510	$ 1,096,183
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,600,838	501,973	1,022,529
Adjustment to Non-PEO NEO Compensation Footnote

CAP Reconciliation for Non-CEO NEOs	FY2025	FY2024	FY2023
Average Summary Compensation Table (SCT) Total for Non-CEO NEOs	$2,137,442	$1,103,510	$1,096,183
- Grant date values in SCT	$(697,081)	$(666,007)	$(648,981)
+ Year-end fair value of unvested awards granted in the current year	$290,343	$249,454	$274,517
± Change in fair value of unvested awards granted in prior years	$(92,510)	$(224,196)	$(16,405)
+ Fair values at vest date for awards granted and vested in current year	n/a	$66,252	$338,728
± Change in fair value of prior-year equity awards vested in current year	$(37,356)	$(27,040)	$(21,513)
± Forfeitures during current year equal to prior year-end fair value	n/a	n/a	n/a
Average Compensation Actually Paid for Non-CEO NEOs	$1,600,838	$501,973	$1,022,529

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Net Income (Loss)	$ (155,000,000)	$ (100,000,000)	$ (27,000,000)
Company Selected Measure Amount	19.00	28.37	88.96
Additional 402(v) Disclosure	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
–Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/fiscal year end date.
–Strike price is based on each grant date closing price and asset price is based on each vest/fiscal year end closing price.
–Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date.
–Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
–Represents annual dividend yield on each vest/fiscal year end date.

Traub [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,753,789
PEO Actually Paid Compensation Amount	3,483,712
Ratigan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,929,785	$ 678,166
PEO Actually Paid Compensation Amount	$ 1,454,477	$ 730,310
PEO Name	John Ratigan	John Ratigan
Peterman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,528,081	$ 5,018,836
PEO Actually Paid Compensation Amount		$ (844,512)	$ 4,431,786
PEO Name		Ken Peterman	Ken Peterman
Porcelain [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,786,190
PEO Actually Paid Compensation Amount			$ 4,262,568
PEO Name			Michael Porcelain
PEO | Traub [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,422,953)
PEO | Traub [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,152,876
PEO | Ratigan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,745,444)	$ (252,500)
PEO | Ratigan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	355,222	252,143
PEO | Ratigan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,514)
PEO | Ratigan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		52,501
PEO | Ratigan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,572)
PEO | Peterman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,964,874)	$ (3,307,270)
PEO | Peterman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,407,719
PEO | Peterman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,312,501
PEO | Peterman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,407,719)
PEO | Porcelain [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			476,378
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(697,081)	(666,007)	(648,981)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,343	249,454	274,517
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,510)	(224,196)	(16,405)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		66,252	338,728
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (37,356)	$ (27,040)	$ (21,513)